Fees Summary	Aug. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,410,000
Previously Paid Amount	0.00
Total Fee Amount	650.92
Total Offset Amount	0.00
Net Fee	650.92
Narrative - Max Aggregate Offering Price	$ 4,410,000
Final Prospectus	true